Capital World Growth and Income Fund®
Investment portfolio
August 31, 2026
unaudited

Common stocks 95.19% Information technology 26.97%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	115,567,639	$8,761,748
Broadcom, Inc.	15,105,556	5,594,192
Microsoft Corp.	7,999,781	4,058,209
NVIDIA Corp.	16,996,353	3,752,455
Apple, Inc.	9,630,882	3,051,545
Micron Technology, Inc.	3,161,256	3,030,791
ASML Holding NV	1,415,321	2,386,710
Intel Corp. (a)	25,736,660	2,303,688
SK hynix, Inc.	1,352,804	1,654,679
SK hynix, Inc. (ADR) (b)	345,548	56,870
MediaTek, Inc.	7,096,000	877,996
Applied Materials, Inc.	1,735,081	795,344
Lenovo Group, Ltd. (b)	199,458,000	764,401
Western Digital Corp.	1,518,870	684,327
Seagate Technology Holdings PLC	664,441	550,410
Tokyo Electron, Ltd.	1,285,427	454,144
Samsung Electronics Co., Ltd.	2,371,036	450,438
Jentech Precision Industrial Co., Ltd.	2,275,000	429,584
Amphenol Corp., Class A	2,526,809	400,625
Corning, Inc.	2,214,608	329,379
Cloudflare, Inc., Class A (a)	1,052,347	321,082
Oracle Corp.	1,840,460	274,449
International Business Machines Corp.	959,636	224,430
Cisco Systems, Inc.	1,952,274	215,707
Allegro MicroSystems, Inc. (a)	5,926,903	214,850
Skyworks Solutions, Inc. (b)	3,119,000	209,004
SAP SE	875,498	194,133
Accenture PLC, Class A	879,853	166,961
ARM Holdings PLC (ADR) (a)	404,215	97,784
Fujitsu, Ltd.	3,490,700	84,542
Halma PLC	973,432	47,906
Zhongji Innolight Co., Ltd., Class A	354,001	44,878
Strategy, Inc., Class A (a)	315,012	41,878
Elite Material Co., Ltd.	237,000	40,979
Quantinuum, Inc., Class A (a)	675,000	33,817
Bending Spoons SpA (a)(b)	803,875	33,240
Disco Corp.	69,800	25,394
Kingboard Laminates Holdings, Ltd.	3,632,500	21,493
Stripe, LLC, Class B (a)(c)(d)	192,531	13,479
Kingboard Holdings, Ltd.	1,693,000	11,685
		42,705,226
Industrials 13.58%
BAE Systems PLC	60,283,295	1,669,618
Deere & Co.	2,042,064	1,337,368
Airbus SE, non-registered shares	5,518,237	1,264,251
Capital World Growth and Income Fund — Page 1 of 12

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Union Pacific Corp.	4,006,302	$1,204,575
RTX Corp.	5,218,402	1,084,019
Volvo AB, Class B	28,591,233	1,033,477
General Electric Co.	3,019,990	1,013,841
Siemens AG	2,672,293	886,503
TransDigm Group, Inc.	675,902	791,981
Recruit Holdings Co., Ltd.	5,335,700	608,387
Carrier Global Corp.	10,090,629	587,476
United Rentals, Inc.	561,688	583,032
Rolls-Royce Holdings PLC	26,376,419	546,894
Marubeni Corp.	17,410,140	537,071
Leonardo SpA	8,918,637	535,790
Hanwha Aerospace Co., Ltd.	636,956	512,878
Safran SA	1,291,298	505,469
Siemens Energy AG	2,784,995	459,940
Techtronic Industries Co., Ltd.	24,485,292	423,267
Hitachi, Ltd.	11,914,743	405,586
Ryanair Holdings PLC (ADR)	6,755,132	374,032
Ryanair Holdings PLC	852,873	22,983
Lockheed Martin Corp.	696,016	390,625
DHL AG	5,787,099	377,373
Prysmian SpA	2,617,645	365,471
Compagnie de Saint-Gobain SA, non-registered shares	3,225,123	293,398
Weir PLC	6,328,290	244,040
Ingersoll-Rand, Inc.	3,112,504	239,818
Adani Ports & Special Economic Zone, Ltd.	13,650,858	228,482
Bouygues SA	4,048,691	207,956
Vestas Wind Systems AS	6,145,592	204,170
L3Harris Technologies, Inc.	715,691	190,553
International Consolidated Airlines Group SA (CDI)	31,428,716	186,611
Comfort Systems USA, Inc.	114,605	177,136
ATI, Inc. (a)	858,963	175,400
Sieyuan Electric Co., Ltd., Class A	8,369,855	174,525
Saab AB, Class B (b)	2,602,567	171,980
MTU Aero Engines AG	394,475	161,333
Weichai Power Co., Ltd., Class A	22,785,911	92,129
Weichai Power Co., Ltd., Class H	16,148,000	65,594
Mitsui & Co., Ltd.	4,491,500	140,832
Melrose Industries PLC	17,583,614	122,751
CK Hutchison Holdings, Ltd.	13,539,500	121,776
Boeing Co. (The) (a)	499,599	103,807
ITOCHU Corp.	6,759,200	89,192
Rocket Lab Corp. (a)	1,249,398	79,862
Crane Co.	386,427	79,245
Diploma PLC	759,881	75,473
Legrand SA	444,816	70,552
Bloom Energy Corp., Class A (a)	313,902	64,758
PACCAR, Inc.	481,940	59,823
RELX PLC	1,324,872	47,968
Rheinmetall AG, non-registered shares	31,558	40,718
Bureau Veritas SA	1,011,661	32,057
FedEx Corp.	95,817	31,370
FedEx Freight Holding Co., Inc. (a)	47,908	6,407
		21,501,623
Capital World Growth and Income Fund — Page 2 of 12

unaudited
Common stocks (continued) Financials 11.39%	Shares	Value (000)
HSBC Holdings PLC (HKD denominated) (b)	45,176,078	$927,907
HSBC Holdings PLC (GBP denominated)	8,356,155	173,054
UniCredit SpA	10,688,754	1,044,642
Progressive Corp.	3,335,752	727,461
Aviva PLC	72,434,245	716,876
JPMorgan Chase & Co.	1,954,644	695,892
BPER Banca SpA	41,550,268	687,937
Citigroup, Inc.	4,950,455	651,579
Bank of America Corp.	10,308,978	638,538
ING Groep NV	15,566,506	551,208
Nu Holdings, Ltd., Class A (a)	35,471,817	516,115
Mizuho Financial Group, Inc.	9,421,450	508,552
Munchener Ruckversicherungs-Gesellschaft AG	772,766	465,678
BlackRock, Inc.	384,495	444,326
Arthur J. Gallagher & Co.	1,544,255	404,826
Visa, Inc., Class A	1,058,580	401,593
Banco Bilbao Vizcaya Argentaria SA	13,452,174	391,103
Zurich Insurance Group AG	525,213	385,033
Galaxy Digital, Inc., Class A (a)(d)	10,510,500	258,558
Galaxy Digital, Inc., Class A (a)	5,022,147	123,545
NatWest Group PLC	41,259,496	379,830
KB Financial Group, Inc.	2,741,020	347,084
Apollo Asset Management, Inc.	2,491,219	340,251
Chubb, Ltd.	976,679	330,703
Blackstone, Inc.	2,298,445	329,229
Erste Group Bank AG	2,323,905	327,429
Mastercard, Inc., Class A	550,000	324,120
BNP Paribas SA	2,710,532	323,594
Svenska Handelsbanken AB, Class A	18,808,052	290,536
DBS Group Holdings, Ltd.	4,481,553	272,891
Saudi National Bank (The)	22,712,926	261,937
FinecoBank SpA	9,448,604	260,328
Shinhan Financial Group Co., Ltd.	3,120,880	248,330
MS&AD Insurance Group Holdings, Inc.	7,000,000	223,781
AIA Group, Ltd.	21,883,200	212,873
Danske Bank AS	3,613,977	209,242
Marsh & McLennan Cos., Inc.	1,098,334	208,464
Wells Fargo & Co.	2,270,207	196,123
Credicorp, Ltd.	477,531	174,958
Japan Post Bank Co., Ltd. (b)	8,031,300	171,184
IG Group Holdings PLC	8,540,776	162,018
B3 SA - Brasil, Bolsa, Balcao	50,486,367	158,039
Banco Comercial Portugues, SA	113,695,245	147,778
Aon PLC, Class A	434,002	139,540
3i Group PLC	3,516,120	134,736
American Express Co.	373,912	123,455
Brown & Brown, Inc.	1,507,741	108,814
Intact Financial Corp.	545,663	105,621
American International Group, Inc.	1,361,970	104,000
Partners Group Holding AG	104,956	95,147
Allianz SE	179,628	94,058
National Bank of Canada	573,699	88,032
Tokio Marine Holdings, Inc.	1,771,400	85,460
SinoPac Financial Holdings Co., Ltd.	59,330,340	76,870
HDFC Bank, Ltd.	4,599,526	34,261
Capital World Growth and Income Fund — Page 3 of 12

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
HDFC Bank, Ltd. (ADR)	1,119,374	$25,410
Banco Santander SA	3,964,047	58,311
LPL Financial Holdings, Inc.	138,905	51,414
Abu Dhabi Commercial Bank PJSC	9,074,262	37,404
Sumitomo Mitsui Financial Group, Inc. (b)	574,300	25,075
Banco BPM SpA	1,190,123	22,229
Samsung Life Insurance Co., Ltd.	21,338	4,771
		18,029,753
Communication services 8.16%
Alphabet, Inc., Class A	8,968,939	3,043,609
Alphabet, Inc., Class C	7,967,647	2,672,429
Meta Platforms, Inc., Class A	3,349,413	1,917,003
SoftBank Group Corp.	47,635,580	1,550,579
Singapore Telecommunications, Ltd.	188,438,732	673,048
Netflix, Inc. (a)	7,060,400	572,245
Tencent Holdings, Ltd.	7,554,600	436,596
Orange	21,885,559	391,613
NetEase, Inc. (b)	14,568,175	357,586
Publicis Groupe SA	2,323,820	272,488
Space Exploration Technologies Corp., Class A (a)	1,698,800	244,100
Omnicom Group, Inc.	2,786,385	243,892
Comcast Corp., Class A	7,160,862	190,622
AT&T, Inc.	5,961,072	154,332
Bharti Airtel, Ltd.	6,180,803	117,660
AppLovin Corp., Class A (a)	164,291	51,269
Advanced Info Service PCL, foreign registered shares	2,966,300	31,766
		12,920,837
Materials 7.67%
Vale SA, ordinary nominative shares	124,983,468	1,877,809
Vale SA (ADR), ordinary nominative shares	20,918,666	315,663
Freeport-McMoRan, Inc.	26,597,577	2,014,500
First Quantum Minerals, Ltd. (a)	24,725,850	822,441
Glencore PLC	82,641,166	666,946
Linde PLC	1,298,361	635,652
Eldorado Gold Corp. (CAD denominated) (e)	10,650,535	477,063
Eldorado Gold Corp. (e)	2,818,670	126,389
Air Products and Chemicals, Inc.	1,916,271	593,009
Southern Copper Corp.	2,507,280	523,696
Anglo American PLC	7,720,752	446,606
Ivanhoe Mines, Ltd., Class A (a)(b)	42,894,987	374,803
Anglogold Ashanti PLC	3,294,737	370,065
Smurfit Westrock PLC	6,276,157	294,352
Rio Tinto PLC	2,781,689	289,248
Heidelberg Materials AG, non-registered shares	1,480,533	283,323
Grupo Mexico, SAB de CV, Series B	17,331,077	238,219
Agnico Eagle Mines, Ltd. (CAD denominated)	1,153,888	234,141
Corteva, Inc.	2,189,211	185,273
Lundin Mining Corp.	6,666,610	178,504
Franco-Nevada Corp.	671,535	176,714
Antofagasta PLC	2,791,158	152,756
Lynas Rare Earths, Ltd. (a)	9,155,979	104,585
Air Liquide SA	527,777	103,935
CRH PLC	1,100,000	103,719
Capital World Growth and Income Fund — Page 4 of 12

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Akzo Nobel NV (b)	1,407,748	$100,890
LyondellBasell Industries NV	1,500,000	97,620
Shin-Etsu Chemical Co., Ltd.	2,498,561	94,202
Zijin Mining Group Co., Ltd., Class A	14,096,000	70,628
BASF SE	1,109,947	68,305
China Hongqiao Group, Ltd., Class H (b)	13,105,500	38,154
OR Royalties, Inc.	899,950	33,240
Mitsui Kinzoku Co., Ltd. (b)	175,400	32,220
Resonac Holdings Co., Ltd.	199,900	19,827
		12,144,497
Health care 7.51%
Eli Lilly and Co.	2,096,101	2,424,623
Vertex Pharmaceuticals, Inc. (a)	2,377,362	1,294,521
Novo Nordisk AS, Class B	26,018,958	1,182,193
Gilead Sciences, Inc.	5,876,493	859,966
Johnson & Johnson	2,875,193	764,370
Abbott Laboratories	5,570,144	614,721
AbbVie, Inc.	2,074,786	532,017
Takeda Pharmaceutical Co., Ltd.	13,243,091	477,912
UnitedHealth Group, Inc.	1,090,490	424,648
Stryker Corp.	1,290,749	417,944
AstraZeneca PLC (GBP denominated)	2,410,003	390,887
Amgen, Inc.	865,909	372,237
Thermo Fisher Scientific, Inc.	598,839	369,543
Roche Holding AG, nonvoting shares	834,152	364,061
Sanofi	2,567,758	229,092
BioMarin Pharmaceutical, Inc. (a)	2,576,251	168,049
Medtronic PLC	1,753,950	158,995
Molina Healthcare, Inc. (a)	794,486	157,920
Argenx SE, non-registered shares (a)	148,007	150,531
EssilorLuxottica SA	770,131	143,440
Danaher Corp.	537,949	114,884
WuXi AppTec Co., Ltd., Class H	4,715,600	113,883
Medline, Inc., Class A (a)	3,206,640	112,329
Fresenius SE & Co. KGaA (b)	750,351	39,434
Twist Bioscience Corp. (a)	109,451	15,214
		11,893,414
Consumer discretionary 6.84%
Amazon.com, Inc. (a)	12,847,273	3,337,336
Tesla, Inc. (a)	2,810,192	1,034,010
Compagnie Financiere Richemont SA, Class A	3,494,256	830,607
Carvana Co., Class A (a)	10,567,582	776,295
Industria de Diseno Textil SA	10,031,580	675,826
MercadoLibre, Inc. (a)	304,394	589,368
Starbucks Corp.	4,369,705	464,281
Royal Caribbean Cruises, Ltd.	1,473,033	395,863
Trip.com Group, Ltd. (ADR) (a)	5,386,474	240,506
Trip.com Group, Ltd. (a)	2,317,199	106,187
Compagnie Generale des Etablissements Michelin	7,985,510	324,645
Home Depot, Inc.	888,511	291,280
Moncler SpA	4,399,213	240,728
D.R. Horton, Inc.	1,144,274	165,416
Midea Group Co., Ltd., Class A	12,172,764	158,920
Capital World Growth and Income Fund — Page 5 of 12

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Booking Holdings, Inc.	770,776	$153,454
Compass Group PLC	3,965,468	121,542
Flutter Entertainment PLC (a)	1,067,054	106,897
Aristocrat Leisure, Ltd.	2,232,634	97,466
Suzuki Motor Corp.	6,832,000	95,242
McDonald’s Corp.	344,117	90,689
Fast Retailing Co., Ltd.	181,800	82,450
LVMH Moet Hennessy-Louis Vuitton SE	146,890	77,342
Shimano, Inc.	585,100	73,050
Zensho Holdings Co., Ltd. (b)	964,528	71,185
Accor SA	1,100,358	59,458
Kering SA	189,111	55,805
NEXT PLC	209,328	44,177
Dollarama, Inc.	343,500	43,390
Vinted, Ltd. (a)(c)(d)	342,394	28,126
		10,831,541
Consumer staples 4.69%
Philip Morris International, Inc.	18,912,404	3,542,293
British American Tobacco PLC	17,999,604	1,007,041
Nestle SA	8,168,938	796,531
Imperial Brands PLC	17,835,258	610,694
JBS NV (BDR)	15,549,328	210,784
Sysco Corp.	2,353,752	190,842
Coca-Cola Co.	2,100,000	186,207
Ocado Group PLC (a)(e)	53,616,025	174,214
Bunge Global SA	1,496,075	173,859
Danone SA	1,692,564	126,374
US Foods Holding Corp. (a)	955,124	100,135
Coca-Cola HBC AG (CDI)	1,526,260	94,511
Target Corp.	504,504	81,165
Kweichow Moutai Co., Ltd., Class A	234,876	45,422
WH Group, Ltd.	38,439,000	36,363
Mondelez International, Inc., Class A	555,053	34,452
Altria Group, Inc.	267,249	18,301
		7,429,188
Energy 3.82%
Canadian Natural Resources, Ltd. (CAD denominated)	25,366,010	1,271,824
Shell PLC (GBP denominated)	24,441,469	1,107,638
Shell PLC (EUR denominated)	931,069	42,540
Shell PLC (ADR)	14,207	1,299
Cameco Corp. (CAD denominated)	8,119,788	801,580
Cameco Corp.	2,648,229	261,539
EOG Resources, Inc.	6,710,896	972,812
BP PLC	52,935,748	369,040
Baker Hughes Co., Class A	5,490,949	348,950
ExxonMobil Holdings Corp.	2,019,598	325,054
Neste OYJ	8,664,386	320,844
Expand Energy Corp.	1,587,238	155,803
ADNOC Drilling Co. PJSC	25,231,000	39,843
Ovintiv, Inc.	434,000	28,492
		6,047,258
Capital World Growth and Income Fund — Page 6 of 12

unaudited
Common stocks (continued) Utilities 3.65%	Shares	Value (000)
Engie SA	40,916,503	$1,169,154
Engie SA, bonus shares	5,684,587	162,432
Dominion Energy, Inc.	16,557,184	1,092,940
Xcel Energy, Inc.	9,212,620	697,303
Pinnacle West Capital Corp.	5,138,988	501,771
Southern Co. (The)	5,401,902	475,367
Iberdrola SA, non-registered shares	15,613,010	364,157
National Grid PLC	20,554,781	325,865
E.ON SE	10,033,654	207,452
Constellation Energy Corp.	722,253	198,453
Duke Energy Corp.	1,434,095	171,962
Exelon Corp.	3,000,000	131,160
NextEra Energy, Inc.	1,391,197	114,551
DTE Energy Co.	840,098	113,943
SSE PLC	1,504,828	49,936
		5,776,446
Real estate 0.91%
Prologis, Inc. REIT	3,500,013	489,722
China Resources Land, Ltd.	78,951,000	302,773
Ventas, Inc. REIT	3,168,500	288,872
Mitsubishi Estate Co., Ltd.	6,055,800	143,861
UDR, Inc. REIT	2,546,876	94,107
Goodman Logistics (HK), Ltd. REIT	4,086,461	81,203
China Resources Mixc Lifestyle Services, Ltd.	7,670,811	38,264
Simon Property Group, Inc. REIT	40,595	8,619
		1,447,421
Total common stocks (cost: $82,506,360,000)		150,727,204
Preferred securities 0.67% Financials 0.43%
Itau Unibanco Holding SA, preferred nominative shares	50,080,814	381,969
Itau Unibanco Holding SA (ADR), preferred nominative shares	18,001,000	136,988
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)	11,997,951	119,500
Fannie Mae, Series T, 8.25% noncumulative preferred shares (a)	51,600	437
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(b)	4,633,998	43,421
		682,315
Information technology 0.21%
Samsung Electronics Co., Ltd., nonvoting preferred shares	1,967,088	268,056
Anthropic, PBC, Class H, preferred shares (a)(c)(d)	79,513	59,740
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(c)(d)	82,866	5,801
		333,597
Consumer discretionary 0.03%
Vinted, Ltd., Class A-1, preferred shares (a)(c)(d)	331,539	27,234
Vinted, Ltd., Class C, preferred shares (a)(c)(d)	149,539	12,284
Vinted, Ltd., Class E, preferred shares (a)(c)(d)	82,586	6,784
Vinted, Ltd., Class B, preferred shares (a)(c)(d)	31,268	2,568
Vinted, Ltd., Class F, preferred shares (a)(c)(d)	25,670	2,109
		50,979
Total preferred securities (cost: $1,070,890,000)		1,066,891
Capital World Growth and Income Fund — Page 7 of 12

unaudited
Convertible stocks 1.24% Information technology 0.77%	Shares	Value (000)
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029 (b)	26,322,060	$1,228,714
Communication services 0.47%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029 (b)	8,501,071	411,962
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	6,865,104	329,525
		741,487
Total convertible stocks (cost: $1,943,221,000)		1,970,201
Bonds, notes & other debt instruments 0.20% Bonds & notes of governments & government agencies outside the U.S. 0.20% Brazil 0.20%	Principal amount (000)
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL220,000	41,900
Brazil (Federative Republic of) 10.00% 1/1/2031	1,633,000	272,804
Total bonds & notes of governments & government agencies outside the U.S.		314,704
Total bonds, notes & other debt instruments (cost: $326,960,000)		314,704
Short-term securities 2.69% Money market investments 2.60%	Shares
Capital Group Central Cash Fund 3.78% (e)(f)	41,146,952	4,114,284
Money market investments purchased with collateral from securities on loan 0.09%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (f)(g)	26,330,151	26,330
Capital Group Central Cash Fund 3.78% (e)(f)(g)	262,265	26,224
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.57% (f)(g)	23,900,000	23,900
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.55% (f)(g)	23,900,000	23,900
Fidelity Investments Money Market Government Portfolio, Class I 3.56% (f)(g)	9,800,000	9,800
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.59% (f)(g)	9,800,000	9,800
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.58% (f)(g)	9,800,000	9,800
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (f)(g)	9,800,000	9,800
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.57% (f)(g)	1,400,000	1,400
		140,954
Total short-term securities (cost: $4,255,228,000)		4,255,238
Total investment securities 99.99% (cost: $90,102,659,000)		158,334,238
Other assets less liabilities 0.01%		17,891
Net assets 100.00%		$158,352,129
Investments in affiliates (e)

	Value at 12/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2026 (000)	Dividend or interest income (000)
Common stocks 0.49%
Consumer staples 0.11%
Ocado Group PLC (a)	$130,915	$—	$—	$—	$43,299	$174,214	$—
Capital World Growth and Income Fund — Page 8 of 12

unaudited
Investments in affiliates (e) (continued)

	Value at 12/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2026 (000)	Dividend or interest income (000)
Industrials 0.00%
Melrose Industries PLC (h)	$713,708	$—	$488,968	$73,540	$(175,529)	$—	$5,581
Financials 0.00%
Galaxy Digital, Inc., Class A (a)(d)(h)	265,500	—	—	—	(6,942)	—	—
Galaxy Digital, Inc., Class A (a)(h)	133,539	—	—	—	(9,994)	—	—
						—
Materials 0.38%
Eldorado Gold Corp. (CAD denominated)	—	461,449	—	—	15,614	477,063	1,432
Eldorado Gold Corp.	—	96,387	—	—	30,002	126,389	169
						603,452
Total common stocks						777,666
Short-term securities 2.62%
Money market investments 2.60%
Capital Group Central Cash Fund 3.78% (f)	3,653,258	14,532,213	14,071,780	509	84	4,114,284	104,394
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 3.78% (f)(g)	53,495	—	27,271 (i)			26,224	— (j)
Total short-term securities						4,140,508
Total 3.11%				$74,049	$(103,466)	$4,918,174	$111,576
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Galaxy Digital, Inc., Class A (a)	10/10/2025	$378,378	$258,558	0.16%
Vinted, Ltd. (a)(c)	4/20/2026	28,681	28,126	0.02
Vinted, Ltd., Class A-1, preferred shares (a)(c)	4/20/2026-8/10/2026	27,673	27,234	0.02
Vinted, Ltd., Class C, preferred shares (a)(c)	4/20/2026	12,527	12,284	0.01
Vinted, Ltd., Class E, preferred shares (a)(c)	4/20/2026	6,918	6,784	— (k)
Vinted, Ltd., Class B, preferred shares (a)(c)	4/20/2026	2,619	2,568	— (k)
Vinted, Ltd., Class F, preferred shares (a)(c)	4/20/2026	2,150	2,109	— (k)
Anthropic, PBC, Class H, preferred shares (a)(c)	5/28/2026	46,834	59,740	0.04
Stripe, LLC, Class B (a)(c)	5/6/2021	7,726	13,479	0.01
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(c)	3/15/2021	3,325	5,801	— (k)
Total		$516,831	$416,683	0.26%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(f)	Rate represents the seven-day yield at 8/31/2026.
(g)	Security purchased with cash collateral from securities on loan.
(h)	Affiliated issuer during the reporting period but no longer an affiliate at 8/31/2026. Refer to the investment portfolio for the security value at 8/31/2026.
(i)	Represents net activity.
(j)	Dividend income is included with securities lending income and is not shown in this table.
(k)	Amount less than 0.01%.
Capital World Growth and Income Fund — Page 9 of 12

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to
Capital World Growth and Income Fund — Page 10 of 12

unaudited
period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of August 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$41,813,751	$877,996	$13,479	$42,705,226
Industrials	21,501,623	—	—	21,501,623
Financials	18,029,753	—	—	18,029,753
Communication services	12,920,837	—	—	12,920,837
Materials	12,040,562	103,935	—	12,144,497
Health care	11,893,414	—	—	11,893,414
Consumer discretionary	10,803,415	—	28,126	10,831,541
Consumer staples	7,429,188	—	—	7,429,188
Energy	6,047,258	—	—	6,047,258
Utilities	5,614,014	162,432	—	5,776,446
Real estate	1,447,421	—	—	1,447,421
Preferred securities	950,371	—	116,520	1,066,891
Convertible stocks	1,970,201	—	—	1,970,201
Bonds, notes & other debt instruments	—	314,704	—	314,704
Short-term securities	4,255,238	—	—	4,255,238
Total	$156,717,046	$1,459,067	$158,125	$158,334,238

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
Capital World Growth and Income Fund — Page 11 of 12

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-033-1026
Capital World Growth and Income Fund — Page 12 of 12